Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of leasing revenues earned and management services agreement revenues reported as 'related party revenue' earned for the year ended December 31, 2020 and for the five month period from the date of incorporation to December 31, 2019 is as follows:

(In $ millions)	2020	2019
Management Services Agreement
Perfomex	10.9	2.6
Perfomex II	7.5	0.2
Opex	1.1	1.3
Akal	—	—

Bareboat Revenue
Perfomex	17.5	2.4
Perfomex II	5.3	—
Total	42.3	6.5

Funding provided to Mexican Joint Ventures for the year ended December 31, 2020 and for the five month period from the date of incorporation to December 31, 2019:

(In $ millions)	2020	2019
Funding provided
Perfomex	10.8	30.7
Perfomex II	9.4	—
Opex	3.6	0.1
Akal	1.7	—

Total	25.5	30.8

Receivables: The balances with the Mexican Joint Ventures as of December 31, 2020 and 2019 consisted of the following:

	As of December 31,
(In $ millions)	2020	2019
Receivables
Perfomex	25.9	6.5
Perfomex II	7.1	0.2
Opex	1.9	1.9
Akal	—	—
Total	34.9	8.6
Net Expenses: The transactions with other related parties for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In $ millions)	2020	2019	2018
General and administrative expenses
Magni Partners Limited (ii)	1.0	1.0	—

Rig operating and maintenance expenses
Schlumberger Limited (iii)	6.9	14.6	8.5
Total	7.9	15.6	8.5

Payables: The balances with other related parties as of December 31,2020 and 2019

	As of December 31,
(In $ millions)	2020	2019
Schlumberger Limited (iii)	—	0.4
Total	—	0.4